COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of commitments [abstract]
Disclosure of information about liquidity arrangements, guarantees or other commitments with third parties that may affect fair value or risk of interests in structured entities [text block]
The transactions guaranteed and their respective amounts at December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2021	2022
Guarantees
Financial, labor-related, tax and rental transactions	126,184	130,293
Contractual obligations	150,796	167,354
Other	157	206
Total	277,137	297,853